Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CEO [Member]
Statement [Line Items]
Compensation paid	$ 250,000
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid under contract for services	240,000	$ 295,000
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid under contract for services	$ 173,464	$ 161,821
Restricted shares of common shares	600,000